21. Provisions for pensions and similar obligations (Details 15) - Sensitivity [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity Present Value Of Obligations [Member]
Discount Rate
(+)0.5%	R$ (402,547)	R$ (440,072)	R$ (307,980)
(-)0.5%	450,049	494,257	343,340
Boards of Mortality
Applied (+) 2 years	(667,904)	(718,632)	(486,742)
Applied (-) 2 years	760,289	787,636	522,958
Cost of Medical Care
(+)0.5%	486,769	533,380	380,906
(-)0.5%	(443,569)	(487,146)	(340,122)
Sensitivity Current Service Cost And Interest [Member]
Discount Rate
(+)0.5%	(28,711)	(31,672)	(29,066)
(-)0.5%	32,099	35,572	32,403
Boards of Mortality
Applied (+) 2 years	(47,637)	(51,720)	(45,937)
Applied (-) 2 years	54,226	56,687	49,355
Cost of Medical Care
(+)0.5%	34,718	38,388	35,949
(-)0.5%	R$ (31,637)	R$ (35,060)	R$ (32,100)